UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.

Hennessy Cornerstone Value Fund
Schedule of Investments
January 31, 2009 (Unaudited)

					% of
			Shares	Value	Net Assets
COMMON STOCKS - 98.79%
Consumer Discretionary - 15.04%
CBS Corp. - Class B			217,600	$1,244,672	1.66%
DaimlerChrysler AG (b)			54,100	1,514,259	2.02%
Harley-Davidson, Inc.			96,900	1,180,242	1.57%
Koninklijke Philips Electronics NV - ADR (b)			99,700	1,813,543	2.41%
Limited Brands			172,200	1,363,824	1.81%
Macys, Inc.			186,800	1,671,860	2.22%
Newell Rubbermaid, Inc.			123,400	997,072	1.33%
Starwood Hotels & Resorts Worldwide			100,200	1,515,024	2.02%
				11,300,496	15.04%
Consumer Staples - 7.65%
Altria Group, Inc.			107,200	1,773,088	2.36%
Reynolds American, Inc.			38,700	1,477,566	1.97%
SuperValu, Inc.			142,300	2,495,942	3.32%
				5,746,596	7.65%
Energy - 13.59%
BP PLC - ADR (b)			37,000	1,571,390	2.09%
CNOOC Ltd. - ADR (b)			20,800	1,789,632	2.38%
Enterprise Products Partners LP			81,100	1,780,956	2.37%
ENI SpA - ADR (b)			39,000	1,653,210	2.20%
Sasol Ltd. - ADR (b)			65,200	1,731,060	2.30%
Total SA - ADR (b)			33,900	1,687,542	2.25%
				10,213,790	13.59%
Financials - 17.77%
Allianz AG - ADR (b)			184,200	1,534,386	2.04%
The Allstate Corp.			59,500	1,289,365	1.72%
Bank of America Corp.			105,500	694,190	0.93%
BB&T Corp.			55,100	1,090,429	1.45%
Credit Suisse Group - ADR (b)			64,900	1,654,301	2.20%
Hartford Financial Services Group, Inc.			110,200	1,450,232	1.93%
HSBC Holdings PLC - ADR (b)			30,200	1,172,968	1.56%
Morgan Stanley			102,300	2,069,529	2.75%
Sun Life Financial, Inc. (b)			77,900	1,568,127	2.09%
US Bancorp			55,600	825,104	1.10%
				13,348,631	17.77%
Health Care - 6.35%
Bristol-Myers Squibb Co.			75,800	1,622,878	2.16%
Merck & Co., Inc.			60,700	1,732,985	2.31%
Pfizer, Inc.			97,200	1,417,176	1.88%
				4,773,039	6.35%
Industrials - 8.23%
General Electric Co.			90,100	1,092,913	1.45%
Masco Corp.			158,000	1,235,560	1.64%
Pitney Bowes, Inc.			68,400	1,522,584	2.03%
RR Donnelley & Sons Co.			133,900	1,306,864	1.74%
Textron, Inc.			113,900	1,028,517	1.37%
				6,186,438	8.23%
Information Technology - 4.99%
AU Optronics Corp. - ADR (b)			274,900	1,946,292	2.59%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)			239,300	1,804,322	2.40%
				3,750,614	4.99%
Materials - 16.38%
Alcoa, Inc.			197,300	1,536,967	2.05%
Arcelor Mittal - ADR (b)			75,800	1,710,806	2.28%
The Dow Chemical Co.			84,600	980,514	1.31%
EI Du Pont de Nemours & Co.			66,700	1,531,432	2.04%
International Paper Co.			145,400	1,326,048	1.76%
Rio Tinto PLC - ADR (b)			24,800	2,151,400	2.86%
Southern Copper Corp.			131,100	1,827,534	2.43%
Weyerhaeuser Co.			45,400	1,241,236	1.65%
				12,305,937	16.38%
Telecommunication Services - 8.79%
AT&T, Inc.			57,100	1,405,802	1.87%
Deutsche Telekom AG - ADR (b)			109,700	1,320,788	1.76%
Mobile Telesystems - ADR (a)(b)			59,500	1,267,350	1.69%
Telefonica De Argentina (a)(b)Ω			1200	0	0.00%
Verizon Communications, Inc.			48,400	1,445,708	1.92%
Vimpel-Communications - ADR (b)			191,500	1,166,235	1.55%
				6,605,883	8.79%
TOTAL COMMON STOCKS (Cost $102,048,705)				$74,231,424	98.79%
			Principal		% of
			Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 1.08%
Variable Rate Demand Notes# - 1.08%
American Family Financial Services, Inc.
0.000%, 12/31/2031			$815,142	$815,141	1.08%
TOTAL SHORT TERM INVESTMENTS (Cost $815,141)				$815,141	1.08%
Total Investments (Cost $102,863,846) - 99.87%				$75,046,565	99.87%
Other Assets in Excess of Liabilities - 0.13%				96,277	0.13%
TOTAL NET ASSETS - 100.00%				$75,142,842	100.00%

(a)	Non Income Producing
(b)	Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of January 31, 2009.
Ω	Security is fair valued.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

	Cost of investments	$103,160,782
Gross unrealized appreciation		2,299,374
Gross unrealized depreciation		(30,413,591)
	Net unrealized depreciation	$(28,114,217)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009
Various inputs are used in determining the value of the Fund's investments, which are summarized as follows:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

Description		Investments in Securities
Level 1 - Quoted prices in active markets for identical securities		$ 74,231,424
Level 2 - Other significant observable inputs		815,141
Level 3 - Significant unobservable inputs		—
Total		$ 75,046,565

Hennessy Focus 30 Fund
Schedule of Investments
January 31, 2009 (Unaudited)

				% of
		Shares	Value	Net Assets
COMMON STOCKS - 97.99%
Consumer Discretionary - 27.44%
Aeropostale, Inc. (a)		239,000	$5,045,290	3.09%
ArvinMeritor, Inc.		505,100	883,925	0.54%
AutoZone, Inc. (a)		60,600	8,053,134	4.94%
Hasbro, Inc.		216,800	5,231,384	3.21%
Panera Bread Co. (a)		140,000	6,577,200	4.03%
Rent-A-Center, Inc. (a)		329,300	4,890,105	3.00%
Ross Stores, Inc.		211,700	6,228,214	3.82%
Sally Beauty Holdings, Inc. (a)		794,100	3,756,093	2.30%
Snap-On, Inc.		135,600	4,092,408	2.51%
			44,757,753	27.44%
Consumer Staples - 6.79%
The Estee Lauder Cos., Inc.		155,500	4,081,875	2.50%
Ralcorp Holdings, Inc. (a)		118,000	6,987,960	4.29%
			11,069,835	6.79%
Financials - 15.23%
Hanover Insurance Group, Inc.		155,400	6,281,268	3.85%
Odyssey Re Holdings Corp.		197,200	9,278,260	5.69%
Raymond James Financial, Inc.		207,200	3,835,272	2.35%
Stifel Financial Corp. (a)		155,400	5,445,216	3.34%
			24,840,016	15.23%
Health Care - 8.13%
LifePoint Hospitals, Inc. (a)		238,100	5,366,774	3.29%
Owens & Minor, Inc.		164,700	6,550,119	4.01%
Tenet Healthcare Corp. (a)		1,266,000	1,354,620	0.83%
			13,271,513	8.13%
Industrials - 26.41%
AO Smith Corp.		177,700	4,883,196	2.99%
Brady Corp.		210,300	4,399,476	2.70%
Corinthian Colleges, Inc. (a)		472,600	8,828,168	5.41%
HUB Group, Inc. (a)		189,800	4,308,460	2.64%
Lennox International, Inc.		208,000	5,846,880	3.59%
Pentair, Inc.		200,800	4,592,296	2.82%
Teledyne Technologies, Inc. (a)		133,500	3,720,645	2.28%
Tetra Tech, Inc. (a)		279,700	6,497,431	3.98%
			43,076,552	26.41%
Information Technology - 4.43%
Mantech International Corp. - Class A (a)		134,700	7,223,961	4.43%
Materials - 2.07%
Greif, Inc.		111,600	3,377,016	2.07%
Utilities - 7.49%
Hawaiian Electric Industries		279,100	6,050,888	3.71%
Piedmont Natural Gas Co.		238,400	6,176,944	3.78%
			12,227,832	7.49%
TOTAL COMMON STOCKS (Cost $233,082,978)			$159,844,478	97.99%
WARRANTS - 0.00%
Lantronix Inc. Warrant
Expiration: February, 2011, Exercise Price: $0.850		158	0	0.00%
TOTAL WARRANTS (Cost $0)			$0	0.00%
		Principal		% of
		Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 2.09%
Variable Rate Demand Notes# - 2.09%
American Family Financial Services, Inc.
0.000%, 12/31/2031		$3,356,530	$3,356,530	2.06%
Wisconsin Corporate Central Credit Union
0.001%, 12/31/2031		43,584	43,584	0.03%
Total Variable Rate Demand Notes (Cost $3,400,114)			3,400,114	2.09%
TOTAL SHORT TERM INVESTMENTS (Cost $3,400,114)			$3,400,114	2.09%
Total Investments (Cost $236,483,092) - 100.08%			$163,244,592	100.08%
Liabilities in Excess of Other Assets - (0.08)%			(126,323)	(0.08)%
TOTAL NET ASSETS - 100.00%			$163,118,269	100.00%

(a) Non Income Producing
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of January 31, 2009.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

Cost of investments	$236,483,092
Gross unrealized appreciation	1,543,826
Gross unrealized depreciation	(74,782,326)
Net unrealized depreciation	$(73,238,500)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009
Various inputs are used in determining the value of the Fund's investments, which are summarized as follows:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

Description	Investments in Securities
Level 1 - Quoted prices in active markets for identical securities	$ 159,844,478
Level 2 - Other significant observable inputs	3,400,114
Level 3 - Significant unobservable inputs	—
Total	$ 163,244,592

Hennessy Cornerstone Growth Fund
Schedule of Investments
January 31, 2009 (Unaudited)

				% of
		Shares	Value	Net Assets
COMMON STOCKS - 97.31%
Consumer Discretionary - 22.23%
Aaron Rents, Inc.		210,500	$4,601,530	1.74%
AutoZone, Inc. (a)		40,200	5,342,178	2.02%
Carter's, Inc. (a)		290,900	4,942,391	1.87%
Dollar Tree, Inc. (a)		134,400	5,740,224	2.17%
Family Dollar Stores, Inc.		214,900	5,967,773	2.25%
FGX International Holdings Ltd. (a)(b)		407,800	5,056,720	1.91%
HOT Topic, Inc. (a)		604,400	5,161,576	1.95%
Monro Muffler, Inc.		219,800	5,334,546	2.01%
National Presto Industries, Inc.		72,800	4,887,792	1.85%
NetFlix, Inc. (a)		187,400	6,772,636	2.56%
Panera Bread Co. (a)		107,300	5,040,954	1.90%
			58,848,320	22.23%
Consumer Staples - 4.27%
American Italian Pasta Co. (a)		250,800	5,923,896	2.24%
Nash Finch Co.		124,800	5,370,144	2.03%
			11,294,040	4.27%
Energy - 1.93%
World Fuel Services Corp.		151,500	5,116,155	1.93%
Financials - 8.86%
Amerisafe, Inc. (a)		272,900	5,111,417	1.93%
First Bancorp Puerto Rico		503,000	3,576,330	1.35%
Nelnet, Inc.		391,000	5,403,620	2.04%
Odyssey Re Holdings Corp.		108,100	5,086,105	1.92%
Stifel Financial Corp. (a)		122,100	4,278,384	1.62%
			23,455,856	8.86%
Health Care - 11.90%
Cantel Medical Corp. (a)		381,900	5,724,681	2.16%
Emergency Medical Services Corp. (a)		153,000	5,128,560	1.94%
Ensign Group, Inc.		334,700	5,509,162	2.08%
Gentiva Health Services, Inc. (a)		191,500	4,841,120	1.83%
PSS World Medical, Inc. (a)		297,700	4,727,476	1.79%
SXC Health Solutions Corp. (a)(b)		300,100	5,566,855	2.10%
			31,497,854	11.90%
Industrials - 27.03%
Aaon, Inc.		268,400	4,863,408	1.84%
Aceto Corp.		559,800	5,004,612	1.89%
Aecom Technology Corp. Delaware (a)		182,400	4,616,544	1.74%
Applied Signal Technology, Inc.		312,300	5,477,742	2.07%
Beacon Roofing Supply, Inc. (a)		403,700	5,139,101	1.94%
Corinthian Colleges, Inc. (a)		342,300	6,394,164	2.41%
Granite Construction, Inc.		127,500	4,490,550	1.70%
Insituform Technologies, Inc. (a)		284,600	5,339,096	2.02%
Michael Baker Corp. (a)		151,800	5,306,928	2.00%
SAIC, Inc. (a)		287,600	5,677,224	2.14%
Stanley, Inc. (a)		156,200	4,726,612	1.79%
Tetra Tech, Inc. (a)		232,000	5,389,360	2.04%
Trex Co., Inc. (a)		340,400	5,034,516	1.90%
VSE Corp.		142,800	4,106,928	1.55%
			71,566,785	27.03%
Information Technology - 10.02%
CACI International, Inc. - Class A (a)		124,300	5,612,145	2.12%
CSG Systems International (a)		320,700	4,650,150	1.75%
Mantech International Corp. - Class A (a)		103,400	5,545,342	2.09%
NCI, Inc. (a)		186,000	5,580,000	2.11%
Viasat, Inc. (a)		232,700	5,156,632	1.95%
			26,544,269	10.02%
Materials - 1.20%
Zep, Inc.		290,100	3,188,199	1.20%

Utilities - 9.87%
The Laclede Group Inc.		119,600	5,428,644	2.05%
New Jersey Resources Corp.		142,400	5,708,816	2.15%
NSTAR		153,500	5,191,370	1.96%
Piedmont Natural Gas Co.		176,800	4,580,888	1.73%
South Jersey Industries, Inc.		140,500	5,240,650	1.98%
			26,150,368	9.87%
TOTAL COMMON STOCKS (Cost $278,222,402)			$257,661,846	97.31%
		Principal		% of
		Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 1.39%
Variable Rate Demand Notes# - 1.39%
American Family Financial Services
0.000%, 12/31/2031		$2,568,913	$2,568,913	0.97%
Wisconsin Corporate Central Credit Union
0.001%, 12/31/2031		1,110,000	1,110,000	0.42%
Total Variable Rate Demand Notes (Cost $3,678,913)			3,678,913	1.39%
TOTAL SHORT TERM INVESTMENTS (Cost $3,678,913)			$3,678,913	1.39%
Total Investments (Cost $281,901,315) - 98.70%			$261,340,759	98.70%
Other Assets in Excess of Liabilities - 1.30%			3,443,041	1.30%
TOTAL NET ASSETS - 100.00%			$264,783,800	100.00%

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Foreign Issued Security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of January 31, 2009.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

Cost of investments	$283,425,771
Gross unrealized appreciation	2,881,002
Gross unrealized depreciation	(24,966,014)
Net unrealized depreciation	$(22,085,012)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009
Various inputs are used in determining the value of the Fund's investments, which are summarized as follows:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

Description	Investments in Securities
Level 1 - Quoted prices in active markets for identical securities	$ 257,661,846
Level 2 - Other significant observable inputs	3,678,913
Level 3 - Significant unobservable inputs	—
Total	$ 261,340,759

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Mutual Funds, Inc.

By (Signature and Title)                  /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date     3/26/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date     3/26/2009

By (Signature and Title)*               /s/ Teresa M. Nilsen
Teresa M. Nilsen,
Treasurer(Principal Executive Officer)
Date     3/26/2009